Fair value measurements	12 Months Ended
Mar. 31, 2015
Fair Value Disclosures [Abstract]
Fair value measurements
13.	Fair value measurements

As discussed in Note 2, assets and liabilities subject to the accounting guidance for fair value measurements held by Sony are classified and accounted for as described below.

(1)	Assets and liabilities that are measured at fair value on a recurring basis

The following section describes the valuation techniques used by Sony to measure different financial instruments at fair value, including an indication of the level in the fair value hierarchy in which each instrument is generally classified.

Trading securities, available-for-sale securities and other investments

Where quoted prices are available in an active market, securities are classified in level 1 of the fair value hierarchy. Level 1 securities include exchange-traded equities. If quoted market prices are not available for the specific security or the market is inactive, then fair values are estimated by using pricing models, quoted prices of securities with similar characteristics or discounted cash flows and mainly classified in level 2 of the hierarchy. Level 2 securities include debt securities with quoted prices that are traded less frequently than exchange-traded instruments, such as the majority of government bonds and corporate bonds. In certain cases where there is limited activity or less transparency around inputs to the valuation, securities are classified within level 3 of the fair value hierarchy. Level 3 securities primarily include certain hybrid financial instruments and certain private equity investments not classified within level 1 or level 2.

Derivatives

Exchange-traded derivatives valued using quoted prices are classified within level 1 of the fair value hierarchy. However, few classes of derivative contracts are listed on an exchange; thus, the majority of Sony’s derivative positions are valued using internally developed models that use as their basis readily observable market parameters – i.e., parameters that are actively quoted and can be validated to external sources, including industry pricing services. Depending on the types and contractual terms of derivatives, fair value can be modeled using a series of techniques, such as the Black-Scholes option pricing model, which are consistently applied. Where derivative products have been established for some time, Sony uses models that are widely accepted in the financial services industry. These models reflect the contractual terms of the derivatives, including the period to maturity, and market-based parameters such as interest rates, volatility, and the credit rating of the counterparty. Further, many of these models do not contain a high level of subjectivity as the techniques used in the models do not require significant judgment, and inputs to the model are readily observable from actively quoted markets. Such instruments are generally classified within level 2 of the fair value hierarchy.

In determining the fair value of Sony’s interest rate swap derivatives, Sony uses the present value of expected cash flows based on market observable interest rate yield curves commensurate with the term of each instrument. For foreign currency derivatives, Sony’s approach is to use forward contract and option valuation models employing market observable inputs, such as spot currency rates, time value and option volatilities. These derivatives are classified within level 2 since Sony primarily uses observable inputs in its valuation of its derivative assets and liabilities.

The fair value of Sony’s assets and liabilities that are measured at fair value on a recurring basis at March 31, 2014 and 2015 are as follows:

	Yen in millions
	March 31, 2014
					Presentation in the consolidated balance sheets
	Level 1	Level 2	Level 3	Total	Marketable securities	Securities investments and other	Other current assets/ liabilities	Other noncurrent assets/ Liabilities
Assets:
Trading securities	348,832	274,835	—	623,667	623,667	—	—	—
Available-for-sale securities
Debt securities
Japanese national government bonds	—	1,244,053	—	1,244,053	24,822	1,219,231	—	—
Japanese local government bonds	—	63,131	—	63,131	1,491	61,640	—	—
Japanese corporate bonds	—	168,240	1,011	169,251	58,661	110,590	—	—
Foreign government bonds	3,027	28,227	—	31,254	1,134	30,120	—	—
Foreign corporate bonds	—	444,128	6,807	450,935	113,501	337,434	—	—
Equity securities	175,931	86	—	176,017	—	176,017	—	—
Other investments*1	8,031	3,612	75,837	87,480	—	87,480	—	—
Derivative assets*2	—	11,887	—	11,887	—	—	10,863	1,024

Total assets	535,821	2,238,199	83,655	2,857,675	823,276	2,022,512	10,863	1,024

Liabilities:
Derivative liabilities*2	—	30,549	—	30,549	—	—	15,155	15,394

Total liabilities	—	30,549	—	30,549	—	—	15,155	15,394

	Yen in millions
	March 31, 2015
					Presentation in the consolidated balance sheets
	Level 1	Level 2	Level 3	Total	Marketable securities	Securities investments and other	Other current assets/ liabilities	Other noncurrent assets/ Liabilities
Assets:
Trading securities	452,830	311,643	—	764,473	764,473	—	—	—
Available-for-sale securities
Debt securities
Japanese national government bonds	—	1,222,094	—	1,222,094	3,124	1,218,970	—	—
Japanese local government bonds	—	66,891	—	66,891	1,474	65,417	—	—
Japanese corporate bonds	—	105,363	3,506	108,869	27,030	81,839	—	—
Foreign government bonds	2,861	38,593	—	41,454	136	41,318	—	—
Foreign corporate bonds	—	455,357	9,491	464,848	139,540	325,308	—	—
Equity securities	199,874	118	—	199,992	—	199,992	—	—
Other investments*1	9,306	4,606	74,641	88,553	—	88,553	—	—
Derivative assets*2	—	30,407	—	30,407	—	—	29,951	456

Total assets	664,871	2,235,072	87,638	2,987,581	935,777	2,021,397	29,951	456

Liabilities:
Derivative liabilities*2	612	47,712	—	48,324	—	—	23,092	25,232

Total liabilities	612	47,712	—	48,324	—	—	23,092	25,232

*1	Other investments include certain hybrid financial instruments and certain private equity investments.

*2	Derivative assets and liabilities are recognized and disclosed on a gross basis.

Transfers into level 1 were 6,631 million yen and 3,460 million yen for the fiscal years ended March 31, 2014 and 2015, respectively, as quoted prices for certain trading securities and available-for-sale securities became available in an active market. Transfers out of level 1 were 2,250 million yen and 13,376 million yen for the fiscal years ended March 31, 2014 and 2015, respectively, as quoted prices for certain trading securities and available-for-sale securities were not available in an active market.

The changes in fair value of level 3 assets and liabilities for the fiscal years ended March 31, 2014 and 2015 are as follows:

	Yen in millions
	Fiscal year ended March 31, 2014
	Assets
	Available-for-sale securities		Other Investments
	Debt securities
	Japanese corporate bonds	Foreign corporate bonds
Beginning balance	2,214	20,752	76,892
Total realized and unrealized gains (losses):
Included in earnings*1	—	335	4,184
Included in other comprehensive income (loss)*2	—	15	2,699
Purchases	—	7,199	829
Settlements	—	(6,138)	(8,456)
Transfers into level 3*3	—	1,030	—
Transfers out of level 3*4	(1,203)	(12,698)	—
Other	—	(3,688)	(311)

Ending balance	1,011	6,807	75,837

Changes in unrealized gains (losses) relating to instruments still held at reporting date:
Included in earnings*1	—	(70)	3,755

	Yen in millions
	Fiscal year ended March 31, 2015
	Assets
	Available-for-sale securities		Other Investments
	Debt securities
	Japanese corporate bonds	Foreign corporate bonds
Beginning balance	1,011	6,807	75,837
Total realized and unrealized gains (losses):
Included in earnings*1	—	522	1,397
Included in other comprehensive income (loss)*2	(5)	593	153
Purchases	2,500	15,222	522
Settlements	—	(4,653)	(3,268)
Transfers out of level 3*4	—	(9,000)	—

Ending balance	3,506	9,491	74,641

Changes in unrealized gains (losses) relating to instruments still held at reporting date:
Included in earnings*1	—	—	1,397

*1	Earning effects are included in financial services revenue in the consolidated statements of income.

*2	Unrealized gains (losses) are included in unrealized gains (losses) on securities in the consolidated statements of comprehensive income.

*3	Certain corporate bonds were transferred into level 3 because differences between fair value determined by indicative quotes from dealers and internally developed prices became significant and the observability of inputs decreased.

*4	Certain corporate bonds were transferred out of level 3 because quoted prices became available.

Level 3 assets include certain hybrid financial instruments for which the price fluctuates primarily based on the main stock index in Japan (Nikkei index), certain private equity investments, and certain domestic and foreign corporate bonds for which quoted prices are not available in a market and where there is less transparency around inputs. In determining the fair value of such assets, Sony uses third-party information such as indicative quotes from dealers without adjustment. For validating the fair values, Sony primarily uses internal models which include management judgment or estimation of assumptions that market participants would use in pricing the asset.

(2)	Assets and liabilities that are measured at fair value on a nonrecurring basis

Sony also has assets and liabilities that are required to be remeasured to fair value on a nonrecurring basis when certain circumstances occur. During the fiscal years ended March 31, 2014 and 2015, such remeasurements to fair value related primarily to the following:

	During the fiscal year ended March 31, 2014
	Estimated fair value			Amounts included in earnings
	Level 1	Level 2	Level 3
Assets:
Long-lived assets impairments	—	—	57,236	(72,724)
Goodwill impairments	—	—	0	(13,264)

				(85,988)

	During the fiscal year ended March 31, 2015
	Estimated fair value			Amounts included in earnings
	Level 1	Level 2	Level 3
Assets:
Long-lived assets impairments	—	—	768	(18,926)
Goodwill impairments	—	—	0	(177,135)

				(196,061)

Long-lived assets impairments

Sony recorded impairment losses of 7,617 million yen, 7,798 million yen and 4,929 million yen for the fiscal years ended March 31, 2013, 2014 and 2015, respectively, included within the HE&S segment, related to the LCD television asset group. These impairment losses primarily reflected a decrease in the estimated fair value of property, plant and equipment and certain intangible assets. For the LCD television asset group, the corresponding estimated future cash flows leading to the impairment charge reflected the continued deterioration in LCD television market conditions in Japan, Europe and North America, and unfavorable foreign exchange rates.

Sony recorded an impairment loss of 32,107 million yen for the fiscal year ended March 31, 2014, included within the Devices segment, related to long-lived assets in the battery business asset group. In light of a lack of progress towards achieving adequate operating results, Sony conducted a strategic review of the business and the evolving market trends. Following these developments, Sony reduced the corresponding estimated future cash flows and the estimated ability to recover the entire carrying amount of the long-lived assets within the period applicable to the impairment determination, resulting in an impairment charge.

Sony recorded impairment losses of 12,303 million yen for the fiscal year ended March 31, 2014, included within All Other, related to long-lived assets in the disc manufacturing business. In the fiscal year ended March 31, 2015, Sony recorded an impairment loss of 8,608 million yen related to long-lived assets in the disc manufacturing business. The long-lived asset impairments in the disc manufacturing business for fiscal years ended March 31, 2014 and 2015 related to lowered forecasts of cash flows outside of Japan and the United States, primarily attributable to the manufacturing and distribution operations in Europe, which began additional restructuring activities in March 2014 and March 2015, and reflects the faster than expected contraction of the physical media market.

Sony recorded impairment losses for long-lived assets relating to restructuring in the PC business during the fiscal year ended March 31, 2014. Refer to Notes 19 and 25.

These measurements are classified as level 3 because significant unobservable inputs, such as the conditions of the assets or projections of future cash flows, the timing of such cash flows and the discount rate reflecting the risk inherent in future cash flows, were considered in the fair value measurements. A discount rate of 10% and projected revenue growth rates ranging from zero to 15% were used in the fair value measurements related to the long-lived assets for the battery business, and a discount rate of 10% and projected declining revenue rates ranging from (6)% to (13)% were used in the fair value measurements related to the long-lived assets for the disc manufacturing business for the fiscal year ending March 31, 2014. For the fiscal year ended March 31, 2015, a discount rate of 10% and projected declining revenue rates ranging from (5)% to (9)% were used in the fair value measurements related to the long-lived assets for the disc manufacturing business.

Goodwill impairments

Sony recorded an impairment loss of 13,264 million yen for the fiscal year ended March 31, 2014, included within All Other, related to goodwill in the disc manufacturing business. The goodwill impairment in the disc manufacturing business related to lowered forecasts of cash flows outside of Japan and the United States, primarily attributable to the manufacturing and distribution operations in Europe, reflecting those factors noted above in the impairment of the long-lived assets for the disc manufacturing business which contributed to the lowered fair value estimate and goodwill impairment.

Sony recorded an impairment loss of 176,045 million yen for the fiscal year ended March 31, 2015 related to goodwill in the MC segment. Refer to Note 9. Sony’s determination of fair value of the MC reporting unit was based on the present value of expected future cash flows. These measurements are classified as a level 3 because significant unobservable inputs, such as the projections of future cash flows, the timing of such cash flows and the discount rate reflecting the risk inherent in future cash flows, were considered in the fair value measurements. A discount rate of 12% and projected revenue growth rates ranging from (3)% to 11% were used in the fair value measurements.

(3)	Financial instruments

The estimated fair values by fair value hierarchy level of certain financial instruments that are not reported at fair value are summarized as follows:

	Yen in millions
	March 31, 2014
	Estimated fair value				Carrying amount
	Level 1	Level 2	Level 3	Total	Total
Assets:
Housing loans in the banking business	—	1,041,166	—	1,041,166	949,300

Total assets	—	1,041,166	—	1,041,166	949,300

Liabilities:
Long-term debt including the current portion	—	1,315,539	—	1,315,539	1,182,566
Investment contracts included in policyholders’ account in the life insurance business	—	480,012	—	480,012	509,880

Total liabilities	—	1,795,551	—	1,795,551	1,692,446

	Yen in millions
	March 31, 2015
	Estimated fair value				Carrying amount
	Level 1	Level 2	Level 3	Total	Total
Assets:
Housing loans in the banking business	—	1,181,554	—	1,181,554	1,074,386

Total assets	—	1,181,554	—	1,181,554	1,074,386

Liabilities:
Long-term debt including the current portion	—	878,609	—	878,609	871,604
Investment contracts included in policyholders’ account in the life insurance business	—	586,331	—	586,331	591,951

Total liabilities	—	1,464,940	—	1,464,940	1,463,555

The summary excludes cash and cash equivalents, call loans, time deposits, notes and accounts receivable, trade, call money, short-term borrowings, notes and accounts payable, trade and deposits from customers in the banking business because the carrying values of these financial instruments approximated their fair values due to their short-term nature. The summary also excludes held-to-maturity securities disclosed in Note 7.

Cash and cash equivalents, call loans and call money are classified in level 1. Time deposits, short-term borrowings, deposits from customers in the banking business are classified in level 2. Held-to-maturity securities, included in marketable securities and securities investments and other in the consolidated balance sheets, primarily include debt securities with quoted prices that are traded less frequently than exchange-traded instruments, such as the majority of government bonds and corporate bonds and are substantially all classified in level 2. The fair values of housing loans in the banking business, included in securities investments and other in the consolidated balance sheets, were estimated based on the discounted future cash flows using interest rates reflecting London InterBank Offered Rate base yield curves with certain risk premiums. The fair values of long-term debt including the current portion and investment contracts included in policyholders’ account in the life insurance business were estimated based on either the market value or the discounted future cash flows using Sony’s current incremental borrowing rates for similar liabilities.